Net Revenue - Summary of Revenue by Geographical Area Wise (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of geographical areas [line items]
Gross revenue	R$ 19,708,104	R$ 18,561,962	R$ 13,750,876
Returns and cancellations	(73,183)	(54,522)	(50,477)
Commercial discounts and rebates	(1,292,134)	(1,421,251)	(608,168)
Taxes on sales	(3,898,097)	(3,688,770)	(3,239,523)
Net Revenue	14,444,690	13,397,419	9,852,708
Domestic market [member]
Disclosure of geographical areas [line items]
Gross revenue	8,907,766	8,575,971	7,963,375
Foreign Market [member]
Disclosure of geographical areas [line items]
Gross revenue	10,739,036	9,936,334	5,773,637
Other sales [member]
Disclosure of geographical areas [line items]
Gross revenue	R$ 61,302	R$ 49,657	R$ 13,864